Average Annual Total Returns{- Fidelity® SAI U.S. Low Volatility Index Fund} - 10.31 Fidelity SAI Low Volatility Index Funds Combo PRO-10 - Fidelity® SAI U.S. Low Volatility Index Fund	Fidelity® SAI U.S. Low Volatility Index Fund Return Before Taxes Past 1 year	Fidelity® SAI U.S. Low Volatility Index Fund Return Before Taxes Since Inception		Fidelity® SAI U.S. Low Volatility Index Fund After Taxes on Distributions Past 1 year	Fidelity® SAI U.S. Low Volatility Index Fund After Taxes on Distributions Since Inception		Fidelity® SAI U.S. Low Volatility Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity® SAI U.S. Low Volatility Index Fund After Taxes on Distributions and Sales Since Inception		Past 1 year	Since Inception		IXYQM Past 1 year	IXYQM Since Inception	IXYXN Past 1 year	IXYXN Since Inception
Total	27.70%	12.91%	[1]	26.47%	12.08%	[1]	17.08%	10.12%	[1]	27.96%	13.11%	[1]	28.51%	[1]	27.78%	13.08%	[1]

[1]	(a)From May 29, 2015